Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2018	Dec. 31, 2017
Common stock, par value (in dollars per share)	$ 1	$ 1
Common stock, shares authorized (in shares)	10,000,000	10,000,000
Common stock, shares issued (in shares)	3,760,557	3,760,557
Treasury stock, shares (in shares)	491,199	492,914